Property, Equipment And Software	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property, Equipment and Software
4. Property, Equipment and Software
Property, equipment and software consist of the following:

	As of December 31,	As of June 30,
	2019	2020
	RMB	RMB	US$ (Note 2.5)
Cost
Laboratory equipment	24,265	24,634	3,487
Leasehold improvement	11,856	12,222	1,730
Software	10,220	10,230	1,448
Office furniture and equipment	1,526	1,526	216

Total property, equipment and software	47,867	48,612	6,881
Less: accumulated depreciation and amortization	(18,221)	(23,312)	(3,300)

Net book value	29,646	25,300	3,581
Construction in progress	423	1,325	188

Total net book value of property, equipment and software	30,069	26,625	3,769

The total amounts charged to the interim condensed consolidated statements of comprehensive loss for depreciation and amortization expenses amounted to approximately RMB4.5 million and RMB5.1 million for the six months ended June 30, 2019 and 2020, respectively.

5. Property, Equipment and Software
Property, equipment and software consist of the following:

	As of December 31,	As of December 31,
	2018	2019
	RMB	RMB	US$ (Note 2.5)
Cost
Laboratory equipment	20,796	24,265	3,434
Leasehold improvement	10,271	11,856	1,678
Software	3,632	10,220	1,447
Office furniture and equipment	1,350	1,526	216

Total property, equipment and software	36,049	47,867	6,775
Less: accumulated depreciation and amortization	(8,390)	(18,221)	(2,579)

Net book value	27,659	29,646	4,196
Construction in process	—	423	60

Total net book value of property, equipment and software	27,659	30,069	4,256

The total amounts charged to the consolidated statements of comprehensive loss for depreciation and amortization expenses amounted to approximately RMB1.6 million, RMB6.7 million and RMB9.8 million for the years ended December 31, 2017, 2018 and 2019, respectively.